Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Customer Deposits (Tables) [Abstract]
Deposits By Component Alternative

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing deposits as follows

(Millions)	2011	2010
U.S.:
Interest-bearing	$37,271	$29,053
Non-interest-bearing	4	17
Non-U.S.:
Interest-bearing	612	640
Non-interest-bearing	11	17
Total customer deposits	$37,898	$29,727

Deposits By Type

Customer deposits were aggregated by deposit type offered by the Company as of December 31 as follows:

(Millions)	2011	2010
U.S. retail deposits:
Savings accounts – Direct	$14,649	$7,725
Certificates of deposit:
Direct	893	1,052
Third party	10,781	11,411
Sweep accounts – Third party	10,948	8,865
Other deposits	627	674
Total customer deposits	$37,898	$29,727

Time Deposits By Maturity

The scheduled maturities of all certificates of deposit as of December 31, 2011 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2012	$3,317	$386	$3,703
2013	4,820	1	4,821
2014	2,441	―	2,441
2015	267	―	267
2016	607	―	607
After 5 years	222	―	222
Total	$11,674	$387	$12,061

Time Deposits $100,000 Or More	As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:
(Millions)	2011	2010
U.S.	$580	$689
Non-U.S.	304	291
Total	$884	$980